Business Combinations	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Business Combinations

Note 2: Business Combinations
We regularly explore opportunities to acquire financial services companies and businesses. Generally, we do not make a public announcement about an acquisition opportunity until a definitive agreement has been signed. We also periodically review existing businesses to ensure they remain strategically aligned with our operating business model and risk profile.
Business combinations completed in 2017, 2016 and 2015 are presented in Table 2.1. As of December 31, 2017, we had no pending acquisitions.

Table 2.1: Business Combinations Activity

Name of acquisition	Location	Type of business	Date	Total assets (in millions)
2017:
Golden Capital Management, LLC	Charlotte, NC	Asset Management	July 1	$83

2016:
GE Railcar Services	Chicago, IL	Railcar and locomotive leasing	January 1	$4,339
GE Capital's Commercial Distribution Finance and Vendor Finance Businesses	North America, Asia, Australia / New Zealand and EMEA	Specialty Lending	March 1, July 1, August 1 & October 1	32,531
Analytic Investors, LLC	Los Angeles, CA	Asset Management	October 1	106
				$36,976
2015:
hs.Financial Products GmbH	Germany	Asset Management	November 30	$3

We also completed one significant divestiture in 2017. On November 30, 2017, we completed the divestiture of Wells Fargo Insurance Services, USA. The transaction resulted in a pre-tax gain for 2017 of $848 million.